Investment Objectives and Goals - LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.